United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if amendment [  ]; Amendment Number
This Amendment (Check only one.) [  ] is a restatement
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas April 30, 2003

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Acxiom Corp                    COM              005125109     2560   152120 SH       SOLE                   152120
Advanced PCS                   COM              00790k109     1221    43100 SH       SOLE                    43100
Alltel Corp                    COM              020039103     1286    28725 SH       SOLE                    28725
America Online Inc             COM              00184a105      909    83690 SH       SOLE                    83690
American Intl Group Inc        COM              026874107     1457    29459 SH       SOLE                    29459
Amgen                          COM              031162100     2464    42811 SH       SOLE                    42811
Anadarko Pete Corp             COM              032511107      296     6500 SH       SOLE                     6500
Anheuser Busch Cos             COM              035229103      406     8700 SH       SOLE                     8700
BJ Services                    COM              055482103     2140    62225 SH       SOLE                    62225
BP Amoco PLC ADR               COM              055622104      409    10604 SH       SOLE                    10604
Bank of the Ozarks             COM              063904106      201     7200 SH       SOLE                     7200
Bristol Myers Squibb           COM              110122108      258    12210 SH       SOLE                    12210
Cardinal Health Inc            COM              14149y108     2134    37450 SH       SOLE                    37450
Citigroup                      COM              172967101     2392    69441 SH       SOLE                    69441
Citizens Holding Co            COM              174715102      700    46327 SH       SOLE                    46327
Clayton Homes Inc              COM              184190106      338    30631 SH       SOLE                    30631
Coca Cola Co                   COM              191216100      729    18000 SH       SOLE                    18000
Danaher Corp                   COM              235851102      237     3600 SH       SOLE                     3600
Diebold Inc                    COM              253651103     1666    49100 SH       SOLE                    49100
E M C Corp Mass                COM              268648102     1312   181407 SH       SOLE                   181407
Exxon Mobil Corp               COM              302290101     1137    32532 SH       SOLE                    32532
Federal Natl Mtg Assn          COM              313586109     2222    34005 SH       SOLE                    34005
First Data Corp                COM              319963104     2425    65510 SH       SOLE                    65510
General Elec Co                COM              369604103     3258   127755 SH       SOLE                   127755
Intel Corp                     COM              458140100     1540    94571 SH       SOLE                    94571
International Paper Co         COM              460146103      223     6600 SH       SOLE                     6600
Intersil Corporation           COM              46069s109      196    12625 SH       SOLE                    12625
Intl Business Mach             COM              459200101     2433    31025 SH       SOLE                    31025
L3 Comm                        COM              502424104     2103    52350 SH       SOLE                    52350
Lowes Cos Inc                  COM              548661107     2331    57095 SH       SOLE                    57095
Microsoft Corp                 COM              594918104     1309    54075 SH       SOLE                    54075
Morgan St Dean Witter          COM              617446448     2170    56572 SH       SOLE                    56572
Murphy Oil Corp.               COM              626717102      364     8250 SH       SOLE                     8250
Oracle Corp                    COM              68389X105     2243   206770 SH       SOLE                   206770
Pepsico Inc                    COM              713448108     1333    33325 SH       SOLE                    33325
Pfizer Inc                     COM              717081103     3294   105728 SH       SOLE                   105728
Pitney Bowes Inc               COM              724479100      779    24400 SH       SOLE                    24400
Pure Gold Minerals             COM              745911107        1    10000 SH       SOLE                    10000
Quest Diagnostics              COM              74834l100     1931    32350 SH       SOLE                    32350
Regions Finl Corp              COM              758940100      224     6910 SH       SOLE                     6910
Schlumberger Ltd               COM              806857108     1667    43850 SH       SOLE                    43850
Scotts Companies               COM              810186106     1901    36700 SH       SOLE                    36700
Southwest Airls Co             COM              844741108     1361    94764 SH       SOLE                    94764
Sun Microsystems Inc           COM              866810104       46    14000 SH       SOLE                    14000
Tellabs Inc                    COM              879664100      147    25450 SH       SOLE                    25450
Texas Instrs Inc               COM              882508104     1605    98048 SH       SOLE                    98048
Tyco Intl LTD New              COM              902124106     1340   104197 SH       SOLE                   104197
Tyson Foods Inc Cl A           COM              902494103      173    22355 SH       SOLE                    22355
Union Pac Corp                 COM              907818108      214     3900 SH       SOLE                     3900
United Parcel Service          COM              911312106     1862    32675 SH       SOLE                    32675
United Technologies            COM              913017109      427     7396 SH       SOLE                     7396
Wal Mart Stores Inc            COM              931142103     7485   143851 SH       SOLE                   143851
Wyeth                          COM              983024100      938    24800 SH       SOLE                    24800

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 53

Form 13F Information Tablle Value Total: $73,795
List of Other Included Managers:
No.		13F File Number		Name